Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY UNION STREET TRUST II
Prospectus Date	rr_ProspectusDate	Oct. 30, 2019
08.31 Fidelity Arizona Municipal Funds Combo PRO-10 | Fidelity® Arizona Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity's Arizona Municipal Funds October 30, 2019 Prospectus
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
08.31 Fidelity Arizona Municipal Funds Combo PRO-10 | Fidelity® Arizona Municipal Money Market Fund | Fidelity Arizona Municipal Money Market Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.50%	[1]

[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the fund will be able to avoid a negative yield.